LEASE - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
LEASE
2020	$ 1,045
2021	582
Total lease payments	1,627
Less: imputed interest	(190)
Present value of lease liabilities	$ 1,437